UNAUDITED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) shares in Thousands, $ in Thousands	Total	Previously reported	Total before Non- Controlling Interest	Total before Non- Controlling Interest Previously reported	Share Capital	Share Capital Previously reported	Treasury Shares	Treasury Shares Previously reported	Additional Paid-in Capital	Additional Paid-in Capital Previously reported	Contributed Surplus [1]	Contributed Surplus Previously reported	[1]	Accumulated Other Comprehensive Loss [2]	Accumulated Other Comprehensive Loss Previously reported	[2]	Accumulated Retained Losses	Accumulated Retained Losses Previously reported	Non-Controlling Interest	Non-Controlling Interest Previously reported
Beginning balance at Dec. 31, 2020	$ 1,630,647		$ 1,292,523		$ 109,944		$ 0		$ 1,969,602		$ 200,000			$ (56,073)			$ (930,950)		$ 338,124
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	514,803		405,841														405,841		108,962
Dividends	(28,437)		0																(28,437)
Employee stock compensation	3,244		3,244						3,244
Forfeiture of employee stock compensation	(221)		(221)						(221)
Restricted stock units	0				264				(264)
Repurchase and cancellation of treasury shares	(24,484)		(24,484)		(1,985)												(22,499)
Proceeds from subscription of equity interest in Gimi MS Corporation (note 12)	16,872		0																16,872
Realized accumulated comprehensive losses on disposal of investment in affiliate	43,380		43,380											43,380
Other comprehensive loss	(3,109)		(3,109)											(3,109)
Ending balance at Sep. 30, 2021	2,152,695		1,717,174		$ 108,223		0		1,972,361		200,000			(15,802)			(547,608)		435,521
Beginning balance at Dec. 31, 2021		$ 2,177,917		$ 1,730,650		$ 108,223		$ 0		$ 1,972,859		$ 200,000			$ (10,834)			$ (539,598)		$ 447,267
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	871,987		716,335														716,335		155,652
Dividends	(39,293)		0																(39,293)
Exercise of share options (in shares)					6
Exercise of share options	161		161						155
Employee stock compensation	2,884		2,884						2,884
Forfeiture of employee stock compensation	(123)		(123)						(123)
Restricted stock units	0		0		$ 187				(187)
Repurchase and cancellation of treasury shares	(20,357)		(20,357)		(969)												(19,388)
Proceeds from subscription of equity interest in Gimi MS Corporation (note 12)	26,903		0																26,903
Realized accumulated comprehensive losses on disposal of investment in affiliate	0
Deconsolidation of lessor VIEs	(182,706)		0																(182,706)
Other comprehensive loss	132		132											132
Ending balance at Sep. 30, 2022	$ 2,835,819		$ 2,427,996		$ 107,447		$ 0		$ 1,935,727		$ 200,000			$ (10,702)			$ 195,524		$ 407,823

[1]	Contributed Surplus is 'capital' that can be returned to shareholders without the need to reduce share capital, thereby giving us greater flexibility when it comes to declaring dividends.
[2]	As at September 30, 2022, and 2021, our other comprehensive loss consisted of a gain of $0.1 million and $0.1 million of pension and post-retirement benefit plan adjustments and $nil and $3.1 million loss of our share of affiliates comprehensive loss from discontinued operations, respectively.